RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Related Party Loan Activities	Activity consisted of the following:

	December 31,
	2014	2013
	(dollars in thousands)
Beginning balance	$1,481	$3,898
New loans	254	322
Repayments	(579)	(2,739)

Ending balance	$1,156	$1,481